CONVERTIBLE PREFERRED STOCK	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
CONVERTIBLE PREFERRED STOCK

NOTE 6 – CONVERTIBLE PREFERRED STOCK

The Company has outstanding Series A Preferred Stock (the “Series A”) and Series B Preferred Stock (the “Series B”). As of December 31, 2019, there were 37,564,767 authorized and 0 outstanding shares of Series A and 85 authorized and 0.85 outstanding shares of Series B. Each share of Series A and Series B has limited voting rights, is entitled to participate with the common stock on liquidation and holders of Series A and Series B have beneficial ownership limitations.

Series A Convertible Preferred Stock

During the year ended December 31, 2019, 304,778 shares of Series A Convertible Preferred Stock were converted into 6,095,569 shares of the Company’s common stock.

During the year ended December 31, 2018, 20,000 shares of Series A Convertible Preferred Stock were converted into 400,000 shares of the Company’s common stock.

Series B Convertible Preferred Stock

During the year ended December 31, 2019, there were no conversions of Series B Convertible Preferred Stock into shares of the Company’s common stock.

During the year ended December 31, 2018 0.07 shares of Series B Convertible Preferred Stock were converted into 599,362 shares of the Company’s Common Stock.